One Year Fee Waiver Or Expense Reimbursement [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Index (The returns for the indices are before any deduction for taxes, fees or expenses.)
Prospectus [Line Items]
Average Annual Return, Percent	8.17%	(2.14%)	1.26%
ICE BofA 1-3 Year U.S. Corporate & Government Index (The returns for the indices are before any deduction for taxes, fees or expenses.)
Prospectus [Line Items]
Average Annual Return, Percent	5.32%	1.97%	2.10%
Payden Global Low Duration Fund (Investor Class)
Prospectus [Line Items]
Average Annual Return, Percent	5.72%	2.59%	2.50%
Payden Global Low Duration Fund (Investor Class) | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.74%	1.22%	1.44%
Payden Global Low Duration Fund (Investor Class) | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.36%	1.22%	1.44%